14 FINANCIAL INSTRUMENTS: Schedule of exposure to Canadian currency (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of exposure to Canadian currency

	December 31, 2018	December 31, 2017
	C$	C$

Cash and cash equivalents	73,202	135,049
Accounts receivable	257,492	390,017
Accounts payable and accrued liabilities	(653,150)	(770,108)

Total	(322,456)	(245,042)